Annual Fund Operating Expenses	Sep. 20, 2024
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1 | Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.69%
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD2 | Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.69%
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD3 | Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.69%
Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD4 | Calamos [Bitcoin Structured Alt Protection ETF] - Month TBD4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.69%

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[3]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[4]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.